UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-04409

Investment Company Act File Number

Eaton Vance Municipals Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

August 31

Date of Fiscal Year End

May 31, 2014

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Alabama Municipal Income Fund

Eaton Vance Arkansas Municipal Income Fund

Eaton Vance Georgia Municipal Income Fund

Eaton Vance Kentucky Municipal Income Fund

Eaton Vance Maryland Municipal Income Fund

Eaton Vance Missouri Municipal Income Fund

Eaton Vance North Carolina Municipal Income Fund

Eaton Vance Oregon Municipal Income Fund

Eaton Vance South Carolina Municipal Income Fund

Eaton Vance Tennessee Municipal Income Fund

Eaton Vance Virginia Municipal Income Fund

Eaton Vance

Alabama Municipal Income Fund

May 31, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 94.7%

Security	Principal Amount (000’s omitted)	Value
Education — 6.5%
University of Alabama, 5.00%, 7/1/34	$1,500	$1,666,365
University of Alabama, 5.00%, 10/1/37	1,000	1,124,050

		$2,790,415

General Obligations — 14.3%
Auburn, 5.25%, 12/1/27	$1,000	$1,151,150
Huntsville, 5.00%, 5/1/33	1,025	1,155,277
Madison, 5.15%, 2/1/39	1,250	1,380,400
Oxford, 5.00%, 2/1/32	1,205	1,332,007
Trussville, 5.00%, 10/1/39	1,000	1,108,870

		$6,127,704

Hospital — 14.5%
Birmingham Special Care Facilities Financing Authority, (Children’s Hospital), 6.125%, 6/1/34	$1,500	$1,648,935
East Alabama Health Care Authority, 5.00%, 9/1/27	1,000	1,093,920
Health Care Authority, (Baptist Health), 5.00%, 11/15/16	400	416,484
Health Care Authority, (Baptist Health), 5.00%, 11/15/18	750	773,895
Huntsville, Health Care Authority, 5.50%, 6/1/25	1,000	1,149,530
University of Alabama, Hospital Revenue, 5.75% to 9/1/18 (Put Date), 9/1/22	1,000	1,129,150

		$6,211,914

Industrial Development Revenue — 5.8%
Butler Industrial Development Board, (Georgia-Pacific Corp.), (AMT), 5.75%, 9/1/28	$600	$606,018
Phenix City Industrial Development Board, (MeadWestvaco Coated Board), (AMT), 4.125%, 5/15/35	1,145	1,057,808
Selma Industrial Development Board, (International Paper Co.), 5.80%, 5/1/34	750	828,818

		$2,492,644

Insured-Bond Bank — 5.6%
Alabama Drinking Water Finance Authority, (AMBAC), 4.00%, 8/15/28	$2,410	$2,420,773

		$2,420,773

Insured-Education — 6.1%
Alabama State Board of Education, (Chattahoochee Valley Community College), (AGC), 5.00%, 6/1/34	$1,000	$1,067,110
Auburn University, (AGM), 5.00%, 6/1/38	250	273,232
Jacksonville State University, (AGC), 5.125%, 12/1/33	1,180	1,268,406

		$2,608,748

Insured-Electric Utilities — 1.0%
Puerto Rico Electric Power Authority, (BHAC), (FGIC), (NPFG), 5.25%, 7/1/24	$400	$446,968

		$446,968

Insured-Escrowed/Prerefunded — 3.3%
Montgomery, BMC Special Care Facilities Financing Authority, (Baptist Health), (NPFG), Prerefunded to 11/15/14, 5.15%, 11/15/27	$1,065	$1,089,005
Montgomery County Public Building Authority, (NPFG), Prerefunded to 3/1/16, 5.00%, 3/1/31	310	335,975

		$1,424,980

1

Security	Principal Amount (000’s omitted)	Value
Insured-Lease Revenue/Certificates of Participation — 5.2%
Montgomery County Public Building Authority, (NPFG), 5.00%, 3/1/31	$190	$200,384
Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	1,100	1,420,386
Puerto Rico Public Finance Corp., (Commonwealth Appropriation), (AMBAC), 5.125%, 6/1/24	520	632,793

		$2,253,563

Insured-Special Tax Revenue — 3.2%
Alabama Public School and College Authority, (AGM), 2.50%, 12/1/27	$1,150	$1,066,993
Birmingham-Jefferson Civic Center Authority, (NPFG), 0.00%, 9/1/18	355	313,035

		$1,380,028

Insured-Transportation — 2.1%
Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/16	$1,000	$889,730

		$889,730

Insured-Water and Sewer — 11.2%
Cullman Utilities Board, (AGM), 5.00%, 9/1/30	$1,000	$1,090,270
Jefferson County Sewer Revenue, (AGM), 5.00%, 10/1/44	2,000	2,101,520
West Morgan-East Lawrence, Water and Sewer Authority, (AGM), 0.00%, 8/15/41	2,600	536,250
West Morgan-East Lawrence, Water and Sewer Authority, (AGM), 4.85%, 8/15/35	1,000	1,065,210

		$4,793,250

Other Revenue — 3.9%
Alabama Incentives Financing Authority, 5.00%, 9/1/29	$1,500	$1,677,345

		$1,677,345

Special Tax Revenue — 3.4%
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	$145	$159,046
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	155	169,761
Homewood City Board of Education, 5.00%, 4/1/32	500	550,340
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57	230	200,730
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	325	361,602

		$1,441,479

Water and Sewer — 8.6%
Auburn, Waterworks Board, 5.00%, 9/1/29	$1,315	$1,529,503
Opelika Utilities Board, 5.25%, 6/1/36	500	545,730
Opelika Utilities Board, 5.25%, 6/1/41	500	541,795
Scottsboro Waterworks, Sewer and Gas Board, 5.00%, 8/1/32	1,000	1,094,200

		$3,711,228

Total Tax-Exempt Investments — 94.7% (identified cost $37,502,122)		$40,670,769

Other Assets, Less Liabilities — 5.3%		$2,289,620

Net Assets — 100.0%		$42,960,389

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

2

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by Alabama municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2014, 39.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.1% to 15.1% of total investments.

The Fund did not have any open financial instruments at May 31, 2014.

The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$37,425,559

Gross unrealized appreciation	$3,259,572
Gross unrealized depreciation	(14,362)

Net unrealized appreciation	$3,245,210

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2014, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$40,670,769	$—	$40,670,769
Total Investments	$—	$40,670,769	$—	$40,670,769

The Fund held no investments or other financial instruments as of August 31, 2013 whose fair value was determined using Level 3 inputs. At May 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Subsequent Event

At the close of business on June 27, 2014, the Eaton Vance National Municipal Income Fund (National Fund) acquired substantially all the assets and assumed substantially all the liabilities of the Fund in exchange for shares of National Fund pursuant to a plan of reorganization approved by the shareholders of the Fund.

3

Eaton Vance

Arkansas Municipal Income Fund

May 31, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 98.5%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 1.5%
Arkansas Development Finance Authority, (Capital Improvement), 5.00%, 6/1/24	$430	$511,842
Arkansas Development Finance Authority, (Capital Improvement), 5.00%, 6/1/25	250	295,945

		$807,787

Education — 4.5%
Texas A&M University, 5.00%, 7/1/26	$200	$249,030
University of Arkansas, (Auxiliary Facilities-Monticello Campus), 4.00%, 10/1/32	500	521,415
University of Arkansas, (Fort Smith Campus), 4.75%, 12/1/35	500	535,920
University of Arkansas, (Phillips Community College), 5.00%, 12/1/29	250	270,658
University of Arkansas, (UAMS Campus), 5.00%, 12/1/30	750	860,820

		$2,437,843

Electric Utilities — 0.6%
Puerto Rico Electric Power Authority, 6.75%, 7/1/36	$500	$346,260

		$346,260

Escrowed/Prerefunded — 2.0%
Arkansas Development Finance Authority, (Waste Water System), Escrowed to Maturity, 5.50%, 12/1/19	$250	$296,998
Conway, School District No. 1, Prerefunded to 2/1/15, 4.75%, 2/1/34	750	773,092

		$1,070,090

General Obligations — 20.1%
Arkansas, 4.75%, 6/1/29	$750	$820,695
Arkansas State College Savings, 0.00%, 6/1/14	2,250	2,250,000
Arkansas Water, Waste Disposal and Pollution Facilities, 4.875%, 7/1/43	1,000	1,080,410
Bentonville, School District No. 6, 4.50%, 6/1/40	1,000	1,069,340
Bradford, Special School District, 4.75%, 2/1/39	315	319,404
Bryant, School District No. 25, 4.75%, 2/1/39	1,490	1,510,830
Pottsville, School District No. 61, 4.50%, 2/1/38	1,250	1,270,837
Pulaski County, Special School District, 5.00%, 2/1/35	500	503,670
Springdale, School District No. 50, 4.625%, 6/1/35	1,000	1,059,680
Springdale, School District No. 50, 4.75%, 6/1/39	1,000	1,061,330

		$10,946,196

Hospital — 1.5%
Pulaski County, Public Facilities Board, (Central Arkansas Radiation Therapy Institute Inc.), 5.25%, 7/1/28	$750	$822,000

		$822,000

Housing — 1.5%
Arkansas Development Finance Authority, SFMR, (GNMA/FNMA), (AMT), 4.75%, 7/1/32	$380	$385,525
Arkansas Development Finance Authority, SFMR, (GNMA/FNMA), (AMT), 4.80%, 7/1/26	275	275,556
Arkansas Development Finance Authority, SFMR, (GNMA/FNMA), (AMT), 5.05%, 7/1/31	145	147,123

		$808,204

1

Security	Principal Amount (000’s omitted)	Value
Industrial Development Revenue — 0.9%
Cleveland, OH, (Continental Airlines), (AMT), 5.70%, 12/1/19	$510	$510,224

		$510,224

Insured-Education — 10.9%
Arkansas State University, (BEEBE Campus), (AMBAC), 5.00%, 9/1/35	$1,000	$1,044,290
Arkansas State University, (Consolidated Building System), (AMBAC), 5.00%, 4/1/24	1,000	1,196,770
Arkansas State University, (Consolidated Building System), (AMBAC), 5.00%, 3/1/32	1,250	1,369,488
Pulaski Technical College, (Capital Improvement), (AGM), 5.00%, 4/1/41	1,150	1,256,421
University of Arkansas, (Fayetteville Campus), (AMBAC), 5.00%, 11/1/36	1,000	1,076,060

		$5,943,029

Insured-Electric Utilities — 2.7%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$940	$933,185
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	550	539,935

		$1,473,120

Insured-Escrowed/Prerefunded — 2.7%
North Little Rock, Electric System, (NPFG), Escrowed to Maturity, 6.50%, 7/1/15	$440	$455,079
University of Arkansas, (UAMS Campus), (NPFG), Prerefunded to 11/1/14, 5.00%, 11/1/34	1,000	1,020,330

		$1,475,409

Insured-General Obligations — 0.9%
Arkansas State College Savings, (NPFG), 0.00%, 6/1/17	$500	$486,115

		$486,115

Insured-Health – Miscellaneous — 0.9%
Arkansas Development Finance Authority, (Public Health Laboratory), (AMBAC), 3.90%, 12/1/24	$5	$5,026
Arkansas Development Finance Authority, (Public Health Laboratory), (AMBAC), 5.00%, 12/1/18	500	501,950

		$506,976

Insured-Hospital — 7.9%
Heber Springs, Hospital and Health Care Facilities Board, (Baptist Healthcare System), (AGC), 5.00%, 5/1/26	$1,140	$1,178,714
Pulaski County, (Children’s Hospital), (AMBAC), 5.00%, 3/1/30	1,500	1,516,605
Pulaski County, (Children’s Hospital), (AMBAC), 5.00%, 3/1/35	1,565	1,579,993

		$4,275,312

Insured-Other Revenue — 7.4%
Arkansas Development Finance Authority, Tobacco Settlement Revenue, (AMBAC), 0.00%, 7/1/24	$1,000	$734,720
Arkansas Development Finance Authority, Tobacco Settlement Revenue, (AMBAC), 0.00%, 7/1/30	820	424,842
Arkansas Development Finance Authority, Tobacco Settlement Revenue, (AMBAC), 0.00%, 7/1/36	3,500	1,304,205
Arkansas Development Finance Authority, Tobacco Settlement Revenue, (AMBAC), 0.00%, 7/1/46	7,445	1,572,086

		$4,035,853

Insured-Special Tax Revenue — 2.6%
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/28	$1,000	$977,920
Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/42	1,000	69,360
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	2,760	376,988

		$1,424,268

Insured-Utilities — 4.4%
Benton, Public Utility Revenue, (AGM), 5.00%, 9/1/36	$750	$819,592
Benton, Public Utility Revenue, (AMBAC), 5.00%, 9/1/36	1,435	1,556,889

		$2,376,481

2

Security	Principal Amount (000’s omitted)	Value
Insured-Water and Sewer — 7.3%
Little Rock, Sewer Revenue, (AGM), 4.75%, 6/1/37	$1,000	$1,060,020
Little Rock, Sewer Revenue, (AGM), 5.00%, 6/1/31	450	491,265
Little Rock, Sewer Revenue, (AGM), 5.00%, 10/1/32	750	823,770
Rogers, Sewer Revenue, (AMBAC), 5.00%, 2/1/32	500	541,320
Rogers, Sewer Revenue, (AMBAC), 5.00%, 2/1/37	1,000	1,082,640

		$3,999,015

Lease Revenue/Certificates of Participation — 5.4%
Arkansas Development Finance Authority, (Donaghey Plaza), 5.00%, 6/1/34	$1,190	$1,319,341
Arkansas Development Finance Authority, Correctional Facilities, 5.125%, 5/15/39	1,500	1,592,850

		$2,912,191

Special Tax Revenue — 8.6%
Batesville Sales and Use Tax, 4.00%, 9/1/37	$725	$730,880
Cabot Sales & Use Tax, (Refunding & Improvement), 3.25%, 6/1/38	500	485,360
Cabot Sales & Use Tax, (Refunding & Improvement), 3.50%, 6/1/33	500	478,195
Fort Smith Sales and Use Tax, 5.00%, 5/1/23	400	469,096
Fort Smith Sales and Use Tax, 5.00%, 5/1/24	450	522,823
Little Rock, Hotel and Restaurant Gross Receipts Tax, 7.375%, 8/1/15	760	782,093
Puerto Rico Sales Tax Financing Corp., 5.00%, 8/1/40	140	121,622
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/40	70	62,683
Rogers Sales and Use Tax, 4.125%, 11/1/31	500	527,445
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	435	483,990

		$4,664,187

Water and Sewer — 4.2%
Arkansas Community Water System Public Water Authority, 5.00%, 10/1/32	$1,000	$1,104,930
El Dorado, Water and Sewer System Revenue, 4.375%, 12/1/28	595	647,652
El Dorado, Water and Sewer System Revenue, 4.50%, 12/1/30	500	544,165

		$2,296,747

Total Tax-Exempt Investments — 98.5% (identified cost $51,352,946)		$53,617,307

Other Assets, Less Liabilities — 1.5%		$812,887

Net Assets — 100.0%		$54,430,194

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC	-	Financial Guaranty Insurance Company

FNMA	-	Federal National Mortgage Association

GNMA	-	Government National Mortgage Association

NPFG	-	National Public Finance Guaranty Corp.

SFMR	-	Single Family Mortgage Revenue

The Fund invests primarily in debt securities issued by Arkansas municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2014, 48.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.1% to 30.7% of total investments.

3

The Fund did not have any open financial instruments at May 31, 2014.

The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$51,334,964

Gross unrealized appreciation	$2,791,565
Gross unrealized depreciation	(509,222)

Net unrealized appreciation	$2,282,343

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2014, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$53,617,307	$—	$53,617,307
Total Investments	$—	$53,617,307	$—	$53,617,307

The Fund held no investments or other financial instruments as of August 31, 2013 whose fair value was determined using Level 3 inputs. At May 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Subsequent Event

At the close of business on June 27, 2014, the Eaton Vance National Municipal Income Fund (National Fund) acquired substantially all the assets and assumed substantially all the liabilities of the Fund in exchange for shares of National Fund pursuant to a plan of reorganization approved by the shareholders of the Fund.

4

Eaton Vance

Georgia Municipal Income Fund

May 31, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 104.2%

Security	Principal Amount (000’s omitted)	Value
Education — 4.1%
Atlanta Development Authority, Educational Facilities, 4.75%, 7/1/27	$600	$644,040
Fulton County Development Authority, (Georgia Tech Foundation Campus Recreation Center Project), 5.00%, 11/1/30	750	850,965
Fulton County Development Authority, (Georgia Tech Foundation Technology Square Project), 5.00%, 11/1/30	750	858,712

		$2,353,717

Electric Utilities — 1.8%
Burke County Development Authority, (Oglethorpe Power Corp.), 5.50%, 1/1/33	$1,000	$1,071,530

		$1,071,530

Escrowed/Prerefunded — 1.8%
Forsyth County Hospital Authority, (Georgia Baptist Health Care System), Escrowed to Maturity, 6.375%, 10/1/28	$800	$1,036,488

		$1,036,488

General Obligations — 14.9%
Georgia, 2.00%, 8/1/27	$315	$290,225
Gwinnett County School District, 5.00%, 2/1/36(1)	4,500	5,023,530
Jefferson City, School District, 5.25%, 2/1/33	1,500	1,669,485
Lagrange-Troup County Hospital Authority, (West Georgia Health Foundation, Inc.), 5.50%, 7/1/38	500	557,025
Lincoln County School District, 5.50%, 4/1/37	1,000	1,122,970

		$8,663,235

Hospital — 8.0%
DeKalb County Hospital Authority, (DeKalb Medical Center), 6.125%, 9/1/40	$1,000	$1,055,020
Fulton County Development Authority, (Children’s Healthcare of Atlanta), 5.25%, 11/15/39	1,000	1,093,260
Glynn-Brunswick Memorial Hospital Authority, (Georgia Medical Center), 5.625%, 8/1/34	750	819,660
Macon-Bibb County Hospital Authority, (The Medical Center of Central Georgia), 5.00%, 8/1/35	1,000	1,078,910
Savannah Hospital Authority, (St Joseph’s/Candler Health System, Inc.), 5.50%, 7/1/30	500	578,930

		$4,625,780

Industrial Development Revenue — 7.1%
Albany Dougherty Payroll Development Authority, Solid Waste Disposal, (Procter and Gamble), (AMT), 5.20%, 5/15/28	$2,000	$2,374,100
Cleveland, OH, (Continental Airlines), (AMT), 5.70%, 12/1/19	600	600,264
Cobb County Development Authority, Solid Waste Disposal, (Georgia Waste Management Project), (AMT), 5.00%, 4/1/33	925	964,498
Vienna Water and Sewer, (Cargill), (AMT), 6.00%, 9/1/14	160	160,702

		$4,099,564

Insured-Education — 4.1%
Georgia State University Higher Education Facilities Authority, (USG Real Estate Foundation), (AGC), 5.625%, 6/15/38	$1,000	$1,128,240
Savannah Economic Development Authority, (SSU Community Development I, LLC), (AGC), 5.25%, 6/15/27	1,125	1,263,105

		$2,391,345

1

Security	Principal Amount (000’s omitted)	Value
Insured-Electric Utilities — 10.2%
Georgia Municipal Electric Power Authority, (NPFG), 5.50%, 1/1/20	$1,600	$1,748,736
Griffin Combined Public Utility Revenue, (AGM), 5.00%, 1/1/28	1,000	1,125,780
Newnan, Water, Sewerage and Light Commission, (AMBAC), 5.25%, 1/1/24	1,040	1,259,222
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	980	972,895
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	550	539,935
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	300	294,360

		$5,940,928

Insured-General Obligations — 2.4%
Coweta County, Water and Sewerage Authority, (AGM), 5.00%, 6/1/26	$1,135	$1,418,773

		$1,418,773

Insured-Hospital — 3.3%
Cobb County Kennestone Hospital Authority, (Wellstar Health System), (AMBAC), 5.50%, 4/1/37	$1,750	$1,924,982

		$1,924,982

Insured-Lease Revenue/Certificates of Participation — 4.3%
Georgia Local Government 1998A Grantor Trust Certificates of Participation, (NPFG), 4.75%, 6/1/28	$1,330	$1,407,566
Georgia Municipal Association, Inc. Certificates of Participation, (Riverdale), (AGC), 5.375%, 5/1/32	1,000	1,088,040

		$2,495,606

Insured-Special Tax Revenue — 5.0%
Clarke County Hospital Authority, (Athens Regional Medical Center), (NPFG), 5.00%, 1/1/32	$1,190	$1,230,305
Metropolitan Atlanta Rapid Transit Authority, (AMBAC), 6.25%, 7/1/20	1,000	1,106,280
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/28	545	532,967

		$2,869,552

Insured-Water and Sewer — 9.7%
Brunswick-Glynn County Joint Water and Sewer Commission, (AGM), 5.00%, 6/1/33	$500	$542,120
DeKalb County Water and Sewerage Revenue, (AGM), 5.25%, 10/1/32	1,590	1,892,259
Douglasville-Douglas County, Water and Sewer Authority, (NPFG), 5.00%, 6/1/37	750	819,697
Henry County, Water and Sewer Authority, (NPFG), 5.25%, 2/1/25	1,000	1,245,390
Walton County, Water and Sewer Authority, (AGM), 5.00%, 2/1/33	1,000	1,097,260

		$5,596,726

Other Revenue — 1.4%
Georgia Municipal Gas Authority, (Gas Portfolio III), 5.00%, 10/1/27	$750	$839,903

		$839,903

Senior Living/Life Care — 0.9%
Savannah Economic Development Authority, (Marshes of Skidaway Island), 6.00%, 1/1/24	$500	$539,265

		$539,265

Special Tax Revenue — 9.6%
Athens-Clarke County Unified Government Development Authority, (Economic Development Projects), 5.00%, 6/1/32	$1,080	$1,200,582
Floyd County Hospital Authority, (Floyd Health Medical Center), 5.25%, 7/1/29	750	834,833
Gainesville and Hall County Hospital Authority, (Northeast Georgia Medical Center), 5.00%, 2/15/33	1,750	1,861,842
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	205	224,858
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	220	240,951
Puerto Rico Sales Tax Financing Corp., 5.00%, 8/1/40	570	495,176
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/40	260	232,822
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	435	483,990

		$5,575,054

2

Security	Principal Amount (000’s omitted)	Value
Transportation — 3.4%
Atlanta, Airport Revenue, 5.00%, 1/1/31	$1,000	$1,140,910
Atlanta, Airport Revenue, 5.00%, 1/1/35	750	800,917

		$1,941,827

Water and Sewer — 12.2%
Athens-Clarke County, Unified Government Water and Sewer Revenue, 5.50%, 1/1/38	$1,000	$1,140,610
Atlanta, Water and Wastewater Revenue, 5.25%, 11/1/30	1,000	1,166,880
Cherokee County, Water and Sewer Authority, 5.00%, 8/1/32	1,000	1,149,310
Columbus, Water and Sewer Revenue, 5.00%, 5/1/33	500	574,360
Forsyth County, Water and Sewerage Authority, 5.00%, 4/1/27	1,100	1,324,895
Fulton County, Water and Sewer Revenue, 5.00%, 1/1/33	1,500	1,697,055

		$7,053,110

Total Tax-Exempt Investments — 104.2% (identified cost $55,641,156)		$60,437,385

Other Assets, Less Liabilities — (4.2)%		$(2,459,692)

Net Assets — 100.0%		$57,977,693

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

NPFG	-	National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by Georgia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2014, 37.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 5.8% to 13.7% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

A summary of open financial instruments at May 31, 2014 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
9/14	85 U.S. Long Treasury Bond	Short	$(11,574,454)	$(11,684,844)	$(110,390)

At May 31, 2014, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At May 31, 2014, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $110,390.

3

The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$52,239,733

Gross unrealized appreciation	$4,961,206
Gross unrealized depreciation	(138,554)

Net unrealized appreciation	$4,822,652

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2014, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$60,437,385	$—	$60,437,385
Total Investments	$—	$60,437,385	$—	$60,437,385

Liability Description
Futures Contracts	$(110,390)	$—	$—	$(110,390)
Total	$(110,390)	$—	$—	$(110,390)

The Fund held no investments or other financial instruments as of August 31, 2013 whose fair value was determined using Level 3 inputs. At May 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance

Kentucky Municipal Income Fund

May 31, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 97.6%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 3.8%
Kentucky Infrastructure Authority, (Wastewater and Drinking Water), 5.00%, 2/1/27	$1,000	$1,167,150
Kentucky Infrastructure Authority, (Wastewater and Drinking Water), 5.00%, 2/1/30	500	576,735

		$1,743,885

Education — 0.3%
Campbellsville, Educational Building, (Campbellsville University), 5.70%, 3/1/34	$145	$146,267

		$146,267

Escrowed/Prerefunded — 6.9%
Campbellsville, Educational Building, (Campbellsville University), Prerefunded to 3/1/15, 5.70%, 3/1/34	$1,135	$1,181,683
Puerto Rico Electric Power Authority, Escrowed to various sinking fund dates through 7/1/17, Series O, 0.00%, 7/1/17	2,250	2,035,192

		$3,216,875

General Obligations — 4.7%
Lexington-Fayette Urban County Airport Board, 5.00%, 7/1/27	$1,000	$1,134,960
Lexington-Fayette Urban County Airport Board, (AMT), 5.00%, 7/1/30	500	548,900
Owensboro, 4.00%, 6/1/32	500	520,685

		$2,204,545

Hospital — 7.8%
City of Russell, (Bon Secours Health System), 5.00%, 11/1/26	$1,000	$1,127,050
Kentucky Economic Development Finance Authority, (Baptist Healthcare System), 5.625%, 8/15/27	500	551,920
Kentucky Economic Development Finance Authority, (Catholic Health Initiatives), 5.00%, 5/1/29	500	537,825
Louisville/Jefferson County Metro Government, (Catholic Health Initiatives), 5.00%, 12/1/35	790	855,459
Pikeville Hospital, (Pikeville Medical Center, Inc.), 6.25%, 3/1/31	500	568,495

		$3,640,749

Housing — 0.0%(1)
Kentucky Housing Corp., (AMT), 5.00%, 7/1/37	$5	$5,002

		$5,002

Industrial Development Revenue — 4.6%
Cleveland, OH , (Continental Airlines), (AMT), 5.70%, 12/1/19	$510	$510,224
Owen County, (American Water Project), 6.25%, 6/1/39	500	559,560
Wickliffe, Solid Waste Disposal, (Westvaco Corp.), (AMT), 6.375%, 4/1/26	1,070	1,070,268

		$2,140,052

Insured-Bond Bank — 2.3%
Kentucky Rural Water Finance Corp., (NPFG), 4.70%, 8/1/35	$1,060	$1,085,302

		$1,085,302

Insured-Electric Utilities — 17.2%
Carroll County, Environmental Facilities, (AMBAC), (AMT), 5.75%, 2/1/26	$1,000	$1,097,380
Kentucky Municipal Power Agency, (Prairie State Project), (NPFG), 5.00%, 9/1/37	2,000	2,147,740
Kentucky Municipal Power Agency, (Prairie State Project), (NPFG), 5.25%, 9/1/27	1,000	1,104,890
Owensboro, (AMBAC), 0.00%, 1/1/20	2,000	1,745,640
Paducah Electric Plant Board, (AGC), 5.25%, 10/1/35	1,200	1,339,836
Trimble County, Environmental Facilities, (AMBAC), (AMT), 6.00%, 3/1/37	500	564,420

		$7,999,906

1

Security	Principal Amount (000’s omitted)	Value
Insured-Escrowed/Prerefunded — 2.9%
Jefferson County, School District Finance Corp., (AGM), Prerefunded to 7/1/16, 4.50%, 7/1/23	$1,000	$1,086,730
Wayne County, School District Finance Corp., (NPFG), Prerefunded to 7/1/15, 4.00%, 7/1/25	255	265,379

		$1,352,109

Insured-General Obligations — 4.0%
Puerto Rico Public Buildings Authority, (AMBAC), 5.50%, 7/1/21	$1,605	$1,639,829
Puerto Rico Public Buildings Authority, (XLCA), 5.50%, 7/1/21	250	213,880

		$1,853,709

Insured-Hospital — 7.3%
Hardin County, Hospital Revenue, (Hardin Memorial Hospital), (AGM), 5.75%, 8/1/33	$750	$833,445
Kentucky Economic Development Authority, (Norton Healthcare, Inc.), (NPFG), 0.00%, 10/1/27	4,445	2,563,520

		$3,396,965

Insured-Lease Revenue/Certificates of Participation — 4.9%
Kentucky Area Development Districts Financing Trust, (XLCA), 4.70%, 6/1/35	$1,150	$1,156,716
Kentucky Property and Buildings Commission, (AGC), 5.25%, 2/1/29	500	572,420
Kentucky Property and Buildings Commission, (AGM), 5.00%, 11/1/26	500	569,215

		$2,298,351

Insured-Transportation — 5.4%
Louisville Regional Airport Authority, (AGM), (AMT), 5.50%, 7/1/38	$1,000	$1,114,050
Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/18	1,795	1,413,724

		$2,527,774

Insured-Water and Sewer — 3.6%
Campbell, Kenton and Boone Counties, Sanitation District No. 1, (NPFG), 5.00%, 8/1/37	$500	$542,155
Owensboro, (AGC), 5.00%, 9/15/26	500	563,295
Owensboro, (AGC), 5.00%, 9/15/27	290	326,711
Owensboro, (AGC), 5.00%, 9/15/31	225	249,755

		$1,681,916

Lease Revenue/Certificates of Participation — 10.1%
Fayette County School District Finance Corp., 5.00%, 10/1/27	$1,000	$1,178,480
Jefferson County, (Capital Projects Corp.), 0.00%, 8/15/15	2,700	2,680,938
Kentucky Property and Buildings Commission, 5.50%, 11/1/28	750	869,032

		$4,728,450

Other Revenue — 0.4%
Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	$7,595	$199,597

		$199,597

Special Tax Revenue — 1.1%
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	$70	$76,781
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	75	82,142
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	325	361,602

		$520,525

Transportation — 7.9%
Kentucky Asset/Liability Commission, Federal Highway Trust Fund, 5.25%, 9/1/25	$1,000	$1,198,890
Kentucky Public Transportation Infrastructure Authority, Toll Revenue, (Downtown Crossing Project), 0.00%, 7/1/23	300	203,913
Kentucky Turnpike Authority, (Revitalization Project), 5.00%, 7/1/28	500	563,495
Kentucky Turnpike Authority, (Revitalization Project), 5.00%, 7/1/29	1,000	1,144,270
Kentucky Turnpike Authority, (Revitalization Project), 5.00%, 7/1/32	500	562,715

		$3,673,283

2

Security	Principal Amount (000’s omitted)	Value
Water and Sewer — 2.4%
Louisville & Jefferson County Metropolitan Sewer District, 5.00%, 5/15/34	$1,000	$1,111,920

		$1,111,920

Total Tax-Exempt Investments — 97.6% (identified cost $42,249,995)		$45,527,182

Other Assets, Less Liabilities — 2.4%		$1,121,314

Net Assets — 100.0%		$46,648,496

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Kentucky municipalities. In addition, 11.8% of the Fund’s net assets at May 31, 2014 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2014, 48.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 3.0% to 16.9% of total investments.

(1)	Amount is less than 0.05%.

The Fund did not have any open financial instruments at May 31, 2014.

The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$42,197,380

Gross unrealized appreciation	$3,689,808
Gross unrealized depreciation	(360,006)

Net unrealized appreciation	$3,329,802

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3

At May 31, 2014, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$45,527,182	$—	$45,527,182
Total Investments	$—	$45,527,182	$—	$45,527,182

The Fund held no investments or other financial instruments as of August 31, 2013 whose fair value was determined using Level 3 inputs. At May 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Subsequent Event

At the close of business on June 27, 2014, the Eaton Vance National Municipal Income Fund (National Fund) acquired substantially all the assets and assumed substantially all the liabilities of the Fund in exchange for shares of National Fund pursuant to a plan of reorganization approved by the shareholders of the Fund.

4

Eaton Vance

Maryland Municipal Income Fund

May 31, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 101.3%

Security	Principal Amount (000’s omitted)	Value
Education — 13.1%
Maryland Health and Higher Educational Facilities Authority, (Goucher College), 5.00%, 7/1/34	$1,000	$1,088,280
Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins University), 5.00%, 7/1/37	2,000	2,240,280
Maryland Health and Higher Educational Facilities Authority, (Loyola College), 4.75%, 10/1/33	1,660	1,683,422
Maryland Health and Higher Educational Facilities Authority, (Loyola College), 5.125%, 10/1/45	1,000	1,016,460
Maryland Health and Higher Educational Facilities Authority, (Maryland Institute College of Art), 5.00%, 6/1/36	1,500	1,535,865
University of Maryland, Auxiliary Facility and Tuition Revenue, 5.00%, 4/1/28	1,425	1,633,321

		$9,197,628

Escrowed/Prerefunded — 5.1%
Maryland Industrial Development Financing Authority, (Our Lady of Good Counsel High School), Prerefunded to 5/1/15, 6.00%, 5/1/35	$1,000	$1,051,510
Prince George’s County Housing Authority, Prerefunded to 7/15/17, 5.00%, 7/15/23	2,235	2,541,597

		$3,593,107

General Obligations — 17.5%
Anne Arundel County, Water and Sewer Construction, 4.50%, 4/1/29	$1,140	$1,223,950
Baltimore County, 4.00%, 8/1/26	1,000	1,104,170
Baltimore County, (Metropolitan District), 5.00%, 2/1/31	2,000	2,213,880
Baltimore, 4.00%, 10/15/25	1,520	1,672,213
Baltimore, 5.00%, 10/15/27	750	879,457
Maryland, 5.00%, 11/1/19	2,000	2,392,280
Montgomery County, 5.00%, 5/1/23	1,000	1,121,550
Montgomery County, 5.00%, 5/1/25	1,500	1,672,635

		$12,280,135

Hospital — 17.0%
Baltimore County, (Catholic Health Initiatives), Prerefunded to 9/1/16, 4.50%, 9/1/33	$780	$852,041
Maryland Health and Higher Educational Facilities Authority, (Anne Arundel Health Care Services, Inc.), 5.00%, 7/1/32	1,000	1,068,340
Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins Health Care), 5.00%, 7/1/33	1,000	1,121,650
Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins Health Care), 5.00%, 5/15/40	2,000	2,139,520
Maryland Health and Higher Educational Facilities Authority, (Medstar Health, Inc.), 5.00%, 8/15/38	1,000	1,078,740
Maryland Health and Higher Educational Facilities Authority, (Medstar Health, Inc.), 5.25%, 5/15/46	1,475	1,506,019
Maryland Health and Higher Educational Facilities Authority, (Mercy Medical Center), 5.00%, 7/1/31	1,000	1,057,850
Maryland Health and Higher Educational Facilities Authority, (Peninsula Regional Medical Center), 5.00%, 7/1/36	1,280	1,324,262

1

Security	Principal Amount (000’s omitted)	Value
Maryland Health and Higher Educational Facilities Authority, (University of Maryland Medical System), 5.00%, 7/1/41	$1,000	$1,021,600
Maryland Health and Higher Educational Facilities Authority, (Washington County Hospital), 5.75%, 1/1/38	750	775,680

		$11,945,702

Housing — 5.9%
Maryland Community Development Administration, (AMT), 5.10%, 9/1/37	$1,000	$1,018,410
Maryland Community Development Administration, Department of Housing and Community Development, (AMT), 5.15%, 9/1/42(1)	1,050	1,067,409
Maryland Community Development Administration, MFMR, (AMT), 4.85%, 9/1/37	1,000	1,011,480
Maryland Community Development Administration, MFMR, (AMT), 4.85%, 9/1/47	1,000	1,010,750

		$4,108,049

Industrial Development Revenue — 2.8%
Maryland Economic Development Corp., (AFCO Cargo), (AMT), 6.50%, 7/1/24	$825	$764,692
Maryland Economic Development Corp., (AFCO Cargo), (AMT), 7.34%, 7/1/24	165	162,443
Maryland Economic Development Corp., (Waste Management, Inc.), (AMT), 4.60%, 4/1/16	1,000	1,056,290

		$1,983,425

Insured-Education — 2.0%
Morgan State University, Academic and Auxiliary Facilities, (NPFG), 6.10%, 7/1/20	$1,200	$1,405,860

		$1,405,860

Insured-Escrowed/Prerefunded — 6.9%
Maryland Health and Higher Educational Facilities Authority, (Helix Health Issue), (AMBAC), Escrowed to Maturity, 5.00%, 7/1/27	$3,145	$3,815,074
Maryland Transportation Authority, (AGM), Escrowed to Maturity, Prerefunded to 7/1/14, 5.00%, 7/1/28	1,000	1,004,200

		$4,819,274

Insured-Hospital — 4.9%
Maryland Health and Higher Educational Facilities Authority, (Medlantic/Helix Issue), (AMBAC), 5.25%, 8/15/38	$3,035	$3,455,014

		$3,455,014

Insured-Transportation — 5.4%
Maryland Transportation Authority, (AGM), 5.00%, 7/1/36	$1,400	$1,558,760
Maryland Transportation Authority, (AGM), 5.00%, 7/1/41(1)	2,000	2,221,300

		$3,780,060

Insured-Water and Sewer — 4.2%
Baltimore, (Wastewater Projects), (NPFG), 5.00%, 7/1/22	$1,000	$1,156,230
Baltimore, (Wastewater Projects), (NPFG), 5.65%, 7/1/20	1,550	1,751,314

		$2,907,544

Other Revenue — 3.3%
Maryland Transportation Authority, Baltimore-Washington International Airport, Parking Revenues, (AMT), 5.00%, 3/1/23	$2,000	$2,318,840

		$2,318,840

Senior Living/Life Care — 1.3%
Maryland Health and Higher Educational Facilities Authority, (Charlestown Community, Inc.), 6.125%, 1/1/30	$470	$522,711
Maryland Health and Higher Educational Facilities Authority, (Edenwald), 5.40%, 1/1/37	370	379,287

		$901,998

2

Security	Principal Amount (000’s omitted)	Value
Special Tax Revenue — 4.9%
Baltimore, (Clipper Mill), 6.25%, 9/1/33	$743	$754,115
Baltimore, (Strathdale Manor), 7.00%, 7/1/33	495	496,762
Montgomery County, Department of Liquor Control, 5.00%, 4/1/21	1,000	1,156,180
Montgomery County, Department of Liquor Control, 5.00%, 4/1/29	250	273,060
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57	870	759,284

		$3,439,401

Transportation — 7.0%
Maryland State Department of Transportation, County Transportation, 5.00%, 2/15/23	$1,000	$1,136,870
Maryland Transportation Authority, 4.00%, 7/1/27	1,000	1,081,020
Washington Metropolitan Area Transit Authority, 5.00%, 7/1/32	2,500	2,716,325

		$4,934,215

Total Tax-Exempt Investments — 101.3% (identified cost $66,806,562)		$71,070,252

Other Assets, Less Liabilities — (1.3)%		$(884,999)

Net Assets — 100.0%		$70,185,253

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

MFMR	-	Multi-Family Mortgage Revenue

NPFG	-	National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by Maryland municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2014, 23.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 6.1% to 10.2% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

A summary of open financial instruments at May 31, 2014 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
9/14	38 U.S. Long Treasury Bond	Short	$(5,174,462)	$(5,223,813)	$(49,351)

At May 31, 2014, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At May 31, 2014, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $49,351.

3

The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$64,243,742

Gross unrealized appreciation	$4,820,135
Gross unrealized depreciation	(193,625)

Net unrealized appreciation	$4,626,510

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2014, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$71,070,252	$—	$71,070,252
Total Investments	$—	$71,070,252	$—	$71,070,252

Liability Description
Futures Contracts	$(49,351)	$—	$—	$(49,351)
Total	$(49,351)	$—	$—	$(49,351)

The Fund held no investments or other financial instruments as of August 31, 2013 whose fair value was determined using Level 3 inputs. At May 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance

Missouri Municipal Income Fund

May 31, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 99.2%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 1.6%
Missouri Environmental Improvement and Energy Resources Authority, (Revolving Fund Program), Water Pollution Control and Drinking Water, 5.00%, 7/1/30	$1,000	$1,182,280

		$1,182,280

Education — 5.7%
Missouri State Health and Educational Facilities Authority, (University of Central Missouri), 5.00%, 10/1/34	$1,000	$1,101,370
Missouri State Health and Educational Facilities Authority, (Washington University), 5.375%, 3/15/39	1,500	1,682,925
Missouri State Health and Educational Facilities Authority, (Washington University), 5.375%, 3/15/39(1)	1,275	1,430,486

		$4,214,781

Escrowed/Prerefunded — 3.8%
Curators of the University of Missouri System Facilities Revenue, Prerefunded to 11/1/17, 5.00%, 11/1/33	$2,000	$2,289,420
Kansas City, Tax Increment Revenue, (Maincor Project), Escrowed to Maturity, 5.25%, 3/1/18	485	533,699

		$2,823,119

General Obligations — 18.1%
Clay County, Public School District, 5.00%, 3/1/28	$1,000	$1,128,890
Columbia School District, 5.00%, 3/1/31	1,000	1,123,660
Hazelwood School District, (Direct Deposit Program), 5.00%, 3/1/33	1,000	1,140,920
Independence School District, (Direct Deposit Program), 5.00%, 3/1/29	1,000	1,111,890
Independence School District, (Direct Deposit Program), 5.00%, 3/1/30	1,000	1,107,420
Jackson County, Reorganized School District No. 7, 5.00%, 3/1/28	1,000	1,118,000
Joplin Schools, (Direct Deposit Program), 3.25%, 3/1/33	775	743,845
Kansas City, 4.75%, 2/1/25	1,000	1,118,330
Lake Ozark Osage School, (School Building), 5.00%, 3/1/34	1,000	1,134,040
Springfield School District No. R-12, (Direct Deposit Program), 5.00%, 3/1/33	1,000	1,145,040
University City School District, (Direct Deposit Program), 0.00%, 2/15/32	1,000	490,610
University City School District, (Direct Deposit Program), 0.00%, 2/15/33	1,000	463,220
Wentzville School District No. R-4, 0.00%, 3/1/28	3,000	1,550,640

		$13,376,505

Hospital — 10.9%
Cape Girardeau County Industrial Development Authority, (Southeast Missouri Hospital Association), 5.00%, 6/1/36	$1,000	$1,021,220
Cape Girardeau County Industrial Development Authority, (St. Francis Medical Center), 5.00%, 6/1/37	1,000	1,075,710
Missouri State Health and Educational Facilities Authority, (BJC Health System), 4.15%, 1/1/32	1,000	1,060,470
Missouri State Health and Educational Facilities Authority, (BJC Health System), 5.00%, 1/1/30	1,000	1,150,680
Missouri State Health and Educational Facilities Authority, (Children’s Mercy Hospital), 5.625%, 5/15/39	1,000	1,074,740

Security	Principal Amount (000’s omitted)	Value
Missouri State Health and Educational Facilities Authority, (Heartland Regional Medical Center), 5.00%, 2/15/37	$1,000	$1,070,510
Missouri State Health and Educational Facilities Authority, (SSM Healthcare), 5.00%, 6/1/36	1,000	1,046,250
Saline County Industrial Development Authority, (John Fitzgibbon Memorial Hospital), 5.60%, 12/1/28	500	549,485

		$8,049,065

Housing — 1.9%
Jefferson County Industrial Development Authority, MFMR, (Riverview Bend Apartments), (AMT), 6.75%, 11/1/29	$770	$771,671
Missouri Housing Development Commission, SFMR, (GNMA), (AMT), 4.50%, 9/1/29	135	142,314
Missouri Housing Development Commission, SFMR, (GNMA), (AMT), 4.70%, 3/1/35	410	440,504
Missouri Housing Development Commission, SFMR, (GNMA), (AMT), 5.00%, 9/1/37	80	80,666

		$1,435,155

Industrial Development Revenue — 2.4%
Missouri Development Finance Authority, Solid Waste Disposal, (Procter & Gamble Paper Products), (AMT), 5.20%, 3/15/29	$1,480	$1,752,468

		$1,752,468

Insured-Education — 1.5%
Missouri State University Auxiliary Enterprise System, (XLCA), 5.00%, 4/1/25	$1,000	$1,105,580

		$1,105,580

Insured-Electric Utilities — 7.1%
Missouri Joint Municipal Electric Utility Commission, (Prairie State Project), (AMBAC), (BHAC), 5.00%, 1/1/32	$1,500	$1,625,295
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	950	943,113
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	280	274,876
Springfield Public Utility, (BHAC), (FGIC), 4.50%, 8/1/36	2,275	2,404,015

		$5,247,299

Insured-Escrowed/Prerefunded — 4.3%
Missouri State Health and Educational Facilities Authority, (Lester Cox Medical Center), (NPFG), Escrowed to Maturity, 0.00%, 9/1/20	$3,590	$3,203,429

		$3,203,429

Insured-General Obligations — 5.9%
Platte County Reorganized School District No. R-3, (AGM), 5.00%, 3/1/25	$1,000	$1,109,130
Puerto Rico, (AGM), 5.00%, 7/1/35	1,000	953,590
Saint Charles County, Francis Howell School District, (NPFG), 5.25%, 3/1/21	1,000	1,221,680
Springfield, School District No. R-12, (AGM), 5.25%, 3/1/25	1,000	1,076,440

		$4,360,840

Insured-Hospital — 5.4%
Missouri State Health and Educational Facilities Authority, (Lester Cox Medical Center), (NPFG), 0.00%, 9/1/20	$2,250	$1,910,047
Missouri State Health and Educational Facilities Authority, (St. Luke’s Health System), (AGM), 5.50%, 11/15/28	1,850	2,108,112

		$4,018,159

Insured-Industrial Development Revenue — 1.0%
Missouri Environmental Improvement and Energy Resources Authority, (Missouri-American Water Co.), (AMBAC), (AMT), 4.60%, 12/1/36	$755	$756,676

		$756,676

Security	Principal Amount (000’s omitted)	Value
Insured-Lease Revenue/Certificates of Participation — 4.6%
Jackson County, Leasehold Revenue, (Truman Sports), (AMBAC), 0.00%, 12/1/20	$1,000	$837,440
Kansas City, Leasehold Revenue, (Municipal Assistance), (AMBAC), 0.00%, 4/15/26	2,270	1,460,223
Kansas City, Leasehold Revenue, (Municipal Assistance), (AMBAC), 0.00%, 4/15/30	2,105	1,081,401

		$3,379,064

Insured-Special Tax Revenue — 4.4%
Bi-State Development Agency, Missouri and Illinois Metropolitan District, (Saint Clair County Metrolink), (AGM), 5.25%, 7/1/28	$2,350	$2,805,642
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	3,280	448,015

		$3,253,657

Insured-Transportation — 3.0%
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41	$1,060	$1,024,299
Saint Louis Airport, (Lambert International Airport), (NPFG), 5.50%, 7/1/30	1,000	1,182,550

		$2,206,849

Insured-Water and Sewer — 1.5%
Metropolitan Saint Louis Sewer District, (NPFG), 5.00%, 5/1/36	$1,000	$1,093,050

		$1,093,050

Other Revenue — 3.7%
Missouri Development Finance Board, Cultural Facilities, (Kauffman Center), 4.75%, 6/1/37	$2,500	$2,722,575

		$2,722,575

Senior Living/Life Care — 4.5%
Lee’s Summit Industrial Development Authority, Senior Living Facilities, (John Knox Village), 5.125%, 8/15/32	$925	$939,680
Missouri State Health and Educational Facilities Authority, (Lutheran Senior Services), 5.125%, 2/1/27	1,300	1,333,059
Saint Louis County Industrial Development Authority, Series A, (Friendship Village West County), 5.50%, 9/1/28	1,000	1,029,870

		$3,302,609

Special Tax Revenue — 2.2%
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	$270	$296,155
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	295	323,093
Puerto Rico Sales Tax Financing Corp., 5.00%, 8/1/40	530	460,427
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/40	575	514,895

		$1,594,570

Water and Sewer — 5.7%
Kansas City, Sanitation Sewer System Revenue, 5.25%, 1/1/34	$1,200	$1,353,504
Kansas City, Water Revenue, 5.25%, 12/1/32	1,465	1,659,186
Metropolitan Saint Louis Sewer District, 5.00%, 5/1/30	1,000	1,162,600

		$4,175,290

Total Tax-Exempt Investments — 99.2% (identified cost $67,136,171)		$73,253,020

Other Assets, Less Liabilities — 0.8%		$566,694

Net Assets — 100.0%		$73,819,714

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

GNMA	-	Government National Mortgage Association

MFMR	-	Multi-Family Mortgage Revenue

NPFG	-	National Public Finance Guaranty Corp.

SFMR	-	Single Family Mortgage Revenue

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Missouri municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2014, 39.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.4% to 14.0% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

A summary of open financial instruments at May 31, 2014 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
9/14	29 U.S. 10-Year Treasury Note	Short	$(3,624,720)	$(3,639,953)	$(15,233)
9/14	9 U.S. Long Treasury Bond	Short	(1,225,530)	(1,237,218)	(11,688)

					$(26,921)

At May 31, 2014, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At May 31, 2014, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $26,921.

The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$66,451,434

Gross unrealized appreciation	$6,265,545
Gross unrealized depreciation	(313,959)

Net unrealized appreciation	$5,951,586

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2014, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$73,253,020	$—	$73,253,020
Total Investments	$—	$73,253,020	$—	$73,253,020

Liability Description
Futures Contracts	$(26,921)	$—	$—	$(26,921)
Total	$(26,921)	$—	$—	$(26,921)

The Fund held no investments or other financial instruments as of August 31, 2013 whose fair value was determined using Level 3 inputs. At May 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Eaton Vance

North Carolina Municipal Income Fund

May 31, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 99.8%

Security	Principal Amount (000’s omitted)	Value
Education — 10.6%
North Carolina Capital Facilities Finance Agency, (Duke University), 5.00%, 10/1/38(1)	$5,000	$5,643,250
North Carolina Capital Facilities Finance Agency, (Wake Forest University), 5.00%, 1/1/38	2,400	2,692,128
North Carolina State University at Raleigh, 5.00%, 10/1/42	1,140	1,290,172
University of North Carolina at Charlotte, 5.00%, 4/1/32	1,250	1,410,813
University of North Carolina at Greensboro, 5.00%, 4/1/31	1,020	1,151,223

		$12,187,586

Electric Utilities — 6.1%
North Carolina Eastern Municipal Power Agency, 6.75%, 1/1/24	$2,000	$2,362,040
North Carolina Municipal Power Agency, (Catawba), 3.00%, 1/1/32	750	676,680
North Carolina Municipal Power Agency, (Catawba), 5.00%, 1/1/30	1,230	1,369,999
North Carolina Municipal Power Agency, (Catawba), 5.00%, 1/1/31	885	989,306
Puerto Rico Electric Power Authority, 5.50%, 7/1/38	625	391,431
Puerto Rico Electric Power Authority, 6.75%, 7/1/36	1,845	1,277,699

		$7,067,155

Escrowed/Prerefunded — 3.1%
Puerto Rico Electric Power Authority, Escrowed to various sinking fund dates through 7/1/17, Series N, 0.00%, 7/1/17	$1,950	$1,740,921
Puerto Rico Electric Power Authority, Escrowed to various sinking fund dates through 7/1/17, Series O, 0.00%, 7/1/17	2,000	1,809,060

		$3,549,981

General Obligations — 3.2%
Greensboro, 5.00%, 2/1/27	$650	$786,975
North Carolina, 4.00%, 6/1/23	2,000	2,323,620
North Carolina, 5.00%, 6/1/22	500	616,110

		$3,726,705

Hospital — 18.6%
North Carolina Medical Care Commission, (Cape Fear Valley Health System), 5.00%, 10/1/32	$2,000	$2,155,180
North Carolina Medical Care Commission, (Duke University Health System), Series 2009A, 5.00%, 6/1/42	2,295	2,545,912
North Carolina Medical Care Commission, (Duke University Health System), Series 2012A, 5.00%, 6/1/42	1,250	1,373,025
North Carolina Medical Care Commission, (Mission Health System), 5.00%, 10/1/25	2,000	2,219,540
North Carolina Medical Care Commission, (Mission Health System), 5.00%, 10/1/36	825	856,886
North Carolina Medical Care Commission, (North Carolina Baptist Hospital), 5.25%, 6/1/29	3,100	3,424,973
North Carolina Medical Care Commission, (Novant Health, Inc.), Series A, 4.75%, 11/1/43	1,000	1,026,110
North Carolina Medical Care Commission, (Rex Hospital, Inc.), Series A, 5.00%, 7/1/30	900	968,796
North Carolina Medical Care Commission, (Southeastern Regional Medical Center), 5.00%, 6/1/32	1,645	1,768,359
North Carolina Medical Care Commission, (University Health Systems of Eastern Carolina), 6.25%, 12/1/33	2,500	2,899,675

1

Security	Principal Amount (000’s omitted)	Value
North Carolina Medical Care Commission, (WakeMed), 5.00%, 10/1/31	$2,000	$2,207,580

		$21,446,036

Housing — 2.6%
Charlotte Housing Authority, (South Oaks Crossing Apartments), (AMT), 4.60%, 8/20/26	$1,430	$1,460,602
North Carolina Housing Finance Agency, (AMT), 4.80%, 1/1/39	1,530	1,544,382

		$3,004,984

Industrial Development Revenue — 0.7%
Columbus County Industrial Facilities & Pollution Control Financing Authority, 5.70%, 5/1/34	$750	$824,880

		$824,880

Insured-Education — 1.0%
University of North Carolina at Wilmington, (AGC), 5.00%, 10/1/33	$1,050	$1,155,662

		$1,155,662

Insured-Electric Utilities — 3.8%
Monroe, Combined Enterprise System Revenue, (AGC), 5.00%, 3/1/33	$1,950	$2,142,095
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	1,740	1,708,158
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	600	588,720

		$4,438,973

Insured-General Obligations — 0.8%
Puerto Rico, (NPFG), 5.50%, 7/1/20	$840	$915,440

		$915,440

Insured-Hospital — 4.4%
Johnston Memorial Hospital, (AGM), 16.183%, 10/1/36(2)(3)(4)	$1,640	$2,343,363
North Carolina Medical Care Commission, (Novant Health Obligated Group), (BHAC), (NPFG), 5.00%, 11/1/39	2,500	2,695,625

		$5,038,988

Insured-Lease Revenue/Certificates of Participation — 2.4%
Franklin County, Certificates of Participation, (NPFG), 5.00%, 9/1/27	$1,500	$1,661,595
Monroe, Certificates of Participation, (AGC), 5.50%, 3/1/39	1,000	1,084,310

		$2,745,905

Insured-Special Tax Revenue — 0.7%
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27	$550	$540,914
Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	3,380	252,858

		$793,772

Insured-Transportation — 4.8%
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 0.00%, 1/1/35	$6,500	$2,707,640
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 5.375%, 1/1/26	1,000	1,111,670
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)(5)	1,800	1,739,376

		$5,558,686

Lease Revenue/Certificates of Participation — 15.7%
Buncombe County, 5.00%, 6/1/29	$750	$886,973
Cabarrus County, Certificates of Participation, 5.00%, 6/1/29	1,550	1,741,161
Cabarrus County, Certificates of Participation, 5.25%, 6/1/28	1,400	1,590,778
Durham Capital Financing Corp., 5.00%, 6/1/32	1,700	1,929,296
Durham Capital Financing Corp., 5.00%, 6/1/38	1,000	1,115,390
Durham County, Certificates of Participation, 5.00%, 6/1/31	1,000	1,119,860
North Carolina Turnpike Authority, (Monroe Connector System), 5.00%, 7/1/31	1,000	1,123,060
North Carolina Turnpike Authority, (Monroe Connector System), 5.00%, 7/1/36	1,750	1,929,007
North Carolina, Capital Improvement Limited Obligation Bonds, 5.00%, 5/1/30	1,000	1,133,800
North Carolina, Capital Improvement Limited Obligation Bonds, 5.25%, 5/1/31	1,000	1,147,570
Raleigh, (Downtown Improvement Projects), 5.00%, 2/1/27	2,000	2,179,460
Wake County, 5.00%, 6/1/36	1,000	1,124,870
Watauga Public Facilities Corp., 5.00%, 6/1/27	1,000	1,140,600

		$18,161,825

2

Security	Principal Amount (000’s omitted)	Value
Other Revenue — 2.9%
Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$13,560	$888,316
Durham County Industrial Facilities & Pollution Control Financing Authority, (Research Triangle Institute), 5.00%, 2/1/24	1,000	1,215,270
Durham County Industrial Facilities & Pollution Control Financing Authority, (Research Triangle Institute), 5.00%, 2/1/25	1,035	1,269,158

		$3,372,744

Solid Waste — 1.0%
Mecklenburg County, Special Obligation, 5.00%, 1/1/26	$1,000	$1,138,870

		$1,138,870

Special Tax Revenue — 1.6%
Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/56	$4,325	$257,813
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57	1,120	977,469
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	545	606,378

		$1,841,660

Transportation — 3.8%
Charlotte Airport, 5.50%, 7/1/34	$535	$601,757
Charlotte Airport, (AMT), 5.00%, 7/1/36	1,500	1,624,905
Charlotte Airport, (AMT), 5.375%, 7/1/28	1,000	1,118,510
North Carolina Ports Authority, 5.25%, 2/1/40	1,000	1,079,890

		$4,425,062

Water and Sewer — 12.0%
Buncombe County Metropolitan Sewerage District, 5.00%, 7/1/26	$355	$432,276
Buncombe County Metropolitan Sewerage District, 5.00%, 7/1/28	540	647,951
Cape Fear Public Utility Authority, Water and Sewer System, 5.00%, 8/1/35	2,495	2,778,208
Cary, Combined Enterprise System Revenue, 5.00%, 12/1/33	2,000	2,221,580
Charlotte, Water and Sewer, 5.00%, 7/1/34	1,000	1,136,630
Charlotte, Water and Sewer, 5.00%, 7/1/38	1,800	2,037,132
Raleigh, Combined Enterprise System Revenue, 5.00%, 3/1/25	1,000	1,214,870
Winston-Salem, Water and Sewer System, 5.00%, 6/1/34	1,000	1,137,530
Winston-Salem, Water and Sewer System, 5.00%, 6/1/39	2,000	2,270,980

		$13,877,157

Total Tax-Exempt Investments — 99.8% (identified cost $108,038,604)		$115,272,071

Other Assets, Less Liabilities — 0.2%		$218,481

Net Assets — 100.0%		$115,490,552

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

CIFG	-	CIFG Assurance North America, Inc.

NPFG	-	National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by North Carolina municipalities. In addition, 11.3% of the Fund’s net assets at May 31, 2014 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2014, 17.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from less than 0.05% to 8.6% of total investments.

3

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security has been issued as a leveraged residual interest bond with a variable interest rate. The stated interest rate represents the rate in effect at May 31, 2014.

(3)	Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security held by the trust that issued the residual interest bond. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $4,920,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security held by the trust that issued the residual interest bond.

(4)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At May 31, 2014, the aggregate value of these securities is $2,343,363 or 2.0% of the Fund’s net assets.

(5)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $839,376.

The Fund did not have any open financial instruments at May 31, 2014.

The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$103,225,257

Gross unrealized appreciation	$8,880,649
Gross unrealized depreciation	(1,483,835)

Net unrealized appreciation	$7,396,814

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2014, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$115,272,071	$—	$115,272,071
Total Investments	$—	$115,272,071	$—	$115,272,071

The Fund held no investments or other financial instruments as of August 31, 2013 whose fair value was determined using Level 3 inputs. At May 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance

Oregon Municipal Income Fund

May 31, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 99.2%

Security	Principal Amount (000’s omitted)	Value
Education — 6.7%
Forest Grove, (Pacific University), 5.25%, 5/1/34	$1,000	$1,084,450
Oregon Facilities Authority, (Lewis & Clark College), 5.625%, 10/1/36	2,000	2,267,940
Oregon Facilities Authority, (Linfield College), 5.00%, 10/1/25	1,000	1,020,650
Oregon Facilities Authority, (Linfield College), 5.00%, 10/1/34	1,000	1,049,430
Oregon Facilities Authority, (Reed College), 4.75%, 7/1/32	250	272,207
Oregon Facilities Authority, (Reed College), 5.00%, 7/1/29	250	279,610
Oregon Facilities Authority, (Reed College), 5.125%, 7/1/41	1,630	1,790,767

		$7,765,054

Electric Utilities — 2.3%
Port of Morrow, (Portland General Electric), 5.00%, 5/1/33	$1,250	$1,361,900
Puerto Rico Electric Power Authority, 6.75%, 7/1/36	1,845	1,277,699

		$2,639,599

General Obligations — 23.9%
Benton and Polk Counties, Philomath School District No. 17J, 0.00%, 6/15/28	$1,500	$913,965
Benton and Polk Counties, Philomath School District No. 17J, 0.00%, 6/15/30	700	386,624
Benton and Polk Counties, Philomath School District No. 17J, 0.00%, 6/15/31	425	224,324
Deschutes and Jefferson Counties, Redmond School District No. 2J, 0.00%, 6/15/25	460	337,594
Deschutes and Jefferson Counties, Redmond School District No. 2J, 0.00%, 6/15/27	3,175	2,080,355
Jackson County, School District No. 549C, 5.00%, 6/15/33	2,000	2,228,140
Klamath County, School District, 5.00%, 6/15/29	1,155	1,333,274
Lake Oswego, 5.00%, 6/1/33	2,450	2,839,305
Medford, 5.00%, 7/15/32	545	623,703
Multnomah and Clackamas Counties, Riverdale School District No. 51JT, 0.00%, 6/15/29	1,000	581,670
Multnomah and Clackamas Counties, Riverdale School District No. 51JT, 0.00%, 6/15/30	1,215	671,069
Multnomah County, David Douglas School District No. 40, 0.00%, 6/15/24	1,640	1,219,340
Oregon Elderly and Disabled Housing, (AMT), 5.65%, 8/1/26	2,545	2,549,734
Polk, Marion and Benton Counties, School District No. 13J, 0.00%, 6/15/38	2,550	874,777
Polk, Marion and Benton Counties, School District No. 13J, 0.00%, 12/15/38	1,980	664,290
Portland Housing Authority, (Pearl Court LP), (AMT), 4.625%, 1/1/27	1,280	1,310,810
Portland Housing Authority, (Yards Union Station Project), (AMT), 4.75%, 5/1/22	465	484,316
Portland Housing Authority, (Yards Union Station Project), (AMT), 4.85%, 5/1/29	2,740	2,808,034
Redmond, 5.00%, 6/1/28	605	702,369
Salem-Keizer, School District No. 24J, 0.00%, 6/15/29	1,000	578,670
Umatilla County, Pendleton School District No. 16R, 5.00%, 6/15/24	1,220	1,511,312
Umatilla County, Pendleton School District No. 16R, 5.00%, 6/15/28	1,000	1,199,200
Washington County, Forest Grove School District No. 15, 0.00%, 6/15/26	1,975	1,335,120

		$27,457,995

Hospital — 12.3%
Deschutes County Hospital Facilities Authority, (Cascade Healthcare Community), 8.25%, 1/1/38	$2,500	$3,019,025
Hood River County Health Facilities Authority, Elderly Housing, (Down Manor), 6.50%, 1/1/17	1,350	1,355,913

1

Security	Principal Amount (000’s omitted)	Value
Klamath Falls Intercommunity Hospital Authority Revenue, (Sky Lakes Medical Center), 5.00%, 9/1/20	$1,320	$1,491,904
Klamath Falls Intercommunity Hospital Authority Revenue, (Sky Lakes Medical Center), 5.00%, 9/1/22	250	281,882
Oregon Health and Science University, 5.75%, 7/1/39	2,000	2,297,320
Oregon State Facilities Authority, (Legacy Health System), 5.00%, 3/15/30	3,685	3,944,387
Oregon State Facilities Authority, (PeaceHealth), 5.00%, 11/15/29	1,500	1,699,935

		$14,090,366

Housing — 7.6%
Oregon Health Authority, (Trillium Affordable Housing), Series A, (AMT), 6.75%, 2/15/29	$735	$735,272
Oregon Housing and Community Services Department, (AMT), 4.85%, 7/1/37	1,785	1,804,367
Oregon Housing and Community Services Department, (AMT), 5.15%, 7/1/42	5,000	5,158,750
Oregon Housing and Community Services Department, (AMT), 5.40%, 7/1/27	735	758,322
Oregon Housing and Community Services Department, SFMR, (AMT), 5.00%, 1/1/25	260	268,195

		$8,724,906

Insured-Electric Utilities — 3.3%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$1,045	$1,037,424
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	2,760	2,709,492

		$3,746,916

Insured-General Obligations — 7.0%
Beaverton School District, (AGC), 5.125%, 6/1/36	$715	$813,549
Clackamas and Washington Counties, School District No. 3, (NPFG), 0.00%, 6/15/23	800	632,552
Linn County, Lebanon Community School District No. 9, (NPFG), 5.50%, 6/15/30	4,000	5,244,840
Newport, (AGC), 0.00%, 6/1/28	1,000	606,000
Newport, (AGC), 0.00%, 6/1/29	1,225	708,307

		$8,005,248

Insured-Hospital — 8.1%
Deschutes County Hospital Facilities Authority, (Cascade Healthcare Community), (AMBAC), 5.375%, 1/1/35	$1,415	$1,490,462
Medford Hospital Facilities Authority, (Asante Health System), (AGM), 5.50%, 8/15/28	3,000	3,409,080
Oregon Health and Science University, (NPFG), 0.00%, 7/1/21	5,300	4,395,131

		$9,294,673

Insured-Special Tax Revenue — 3.4%
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/44	$12,100	$1,231,780
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27	1,015	998,232
Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/42	20,000	1,387,200
Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	3,390	253,606

		$3,870,818

Insured-Transportation — 4.9%
Jackson County, Airport, (XLCA), 5.25%, 12/1/32	$315	$326,655
Jackson County, Airport, (XLCA), 5.25%, 12/1/37	1,685	1,745,121
Jackson County, Airport, (XLCA), (AMT), 5.25%, 12/1/23	1,675	1,867,591
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)(2)	1,800	1,739,376

		$5,678,743

Other Revenue — 9.9%
Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$20,255	$1,326,905
Oregon Department of Administrative Services, 5.00%, 4/1/28(1)(2)	8,740	10,037,453

		$11,364,358

2

Security	Principal Amount (000’s omitted)	Value
Special Tax Revenue — 4.5%
Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/56	$6,605	$393,724
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/40	1,525	1,365,592
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57	315	274,913
Tri-County Metropolitan Transportation District, 5.00%, 9/1/30	2,000	2,324,540
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	755	840,028

		$5,198,797

Transportation — 5.3%
Port of Portland, Portland International Airport, 5.00%, 7/1/29	$4,000	$4,396,520
Redmond Airport Revenue, 5.50%, 6/1/24	215	234,939
Redmond Airport Revenue, 5.75%, 6/1/27	200	217,096
Redmond Airport Revenue, 6.00%, 6/1/34	550	594,512
Redmond Airport Revenue, 6.25%, 6/1/39	600	650,760

		$6,093,827

Total Tax-Exempt Investments — 99.2% (identified cost $110,973,976)		$113,931,300

Other Assets, Less Liabilities — 0.8%		$945,097

Net Assets — 100.0%		$114,876,397

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

SFMR	-	Single Family Mortgage Revenue

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Oregon municipalities. In addition, 12.2% of the Fund’s net assets at May 31, 2014 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2014, 26.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.2% to 12.3% of total investments.

(1)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $4,321,829.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.

A summary of open financial instruments at May 31, 2014 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
9/14	65 U.S. Long Treasury Bond	Short	$(8,851,053)	$(8,935,469)	$(84,416)

3

At May 31, 2014, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At May 31, 2014, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $84,416.

The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$103,202,846

Gross unrealized appreciation	$9,239,498
Gross unrealized depreciation	(5,966,044)

Net unrealized appreciation	$3,273,454

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2014, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$113,931,300	$—	$113,931,300
Total Investments	$—	$113,931,300	$—	$113,931,300

Liability Description
Futures Contracts	$(84,416)	$—	$—	$(84,416)
Total	$(84,416)	$—	$—	$(84,416)

The Fund held no investments or other financial instruments as of August 31, 2013 whose fair value was determined using Level 3 inputs. At May 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance

South Carolina Municipal Income Fund

May 31, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 95.1%

Security	Principal Amount (000’s omitted)	Value
Education — 2.9%
College of Charleston, Academic and Administrative Facilities, 5.00%, 4/1/37	$2,695	$2,910,681
University of South Carolina, Higher Education, 5.00%, 5/1/30	600	689,994

		$3,600,675

Electric Utilities — 7.5%
Puerto Rico Electric Power Authority, 6.75%, 7/1/36	$2,015	$1,395,428
South Carolina Public Service Authority, (Santee Cooper), 5.375%, 1/1/28	4,510	5,168,415
South Carolina Public Service Authority, (Santee Cooper), 5.50%, 1/1/38	2,580	2,925,926

		$9,489,769

General Obligations — 13.0%
Berkeley County, School District, 5.00%, 3/1/25	$1,500	$1,843,440
Charleston County, 4.00%, 11/1/29	2,650	2,851,532
Georgetown County, 5.00%, 3/1/31	2,510	2,886,500
Georgetown County, 5.00%, 3/1/33	2,750	3,128,510
Richland-Lexington Airport District, (AMT), 3.00%, 3/1/27	580	563,505
Richland-Lexington Airport District, (AMT), 4.00%, 3/1/22	195	215,600
Richland-Lexington Airport District, (AMT), 4.00%, 3/1/24	685	749,897
South Carolina, 3.25%, 8/1/30	590	592,036
South Carolina, (Air Carrier Hub Terminal A), 1.00%, 4/1/25	4,275	3,616,265

		$16,447,285

Hospital — 21.9%
Florence County, (McLeod Regional Medical Center), 5.00%, 11/1/37	$1,000	$1,069,820
Greenwood County, (Self Regional Healthcare), 4.00%, 10/1/21	1,050	1,139,355
Greenwood County, (Self Regional Healthcare), 5.375%, 10/1/39	3,835	4,135,587
Lexington County, Health Services District, Inc., 5.00%, 11/1/27	3,615	4,006,288
Lexington County, Health Services District, Inc., 5.00%, 11/1/32	955	1,018,851
South Carolina Jobs Economic Development Authority, (Bon Secours Health System, Inc.), 5.00%, 11/1/28	2,500	2,752,200
South Carolina Jobs Economic Development Authority, (Bon Secours Health System, Inc.), 5.00%, 11/1/29	450	493,340
South Carolina Jobs Economic Development Authority, (Georgetown Hospital), 3.50%, 2/1/24	1,560	1,568,050
South Carolina Jobs Economic Development Authority, (Georgetown Hospital), 3.50%, 2/1/25	2,010	2,011,869
South Carolina Jobs Economic Development Authority, (Georgetown Hospital), 3.625%, 2/1/26	2,040	2,043,264
South Carolina Jobs Economic Development Authority, (Kershaw County Medical Center), 6.00%, 9/15/38	3,380	3,615,045
South Carolina Jobs Economic Development Authority, (Palmetto Health), 5.75%, 8/1/39	3,420	3,698,456

		$27,552,125

Industrial Development Revenue — 1.3%
Richland County, (International Paper Co.), (AMT), 3.875%, 4/1/23	$1,500	$1,580,895

		$1,580,895

Insured-Electric Utilities — 5.2%
Piedmont Municipal Power Agency, (NPFG), 0.00%, 1/1/23	$1,090	$836,281
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	1,075	1,067,206
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/32	1,350	1,335,947
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	2,375	2,331,537
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	950	932,140

		$6,503,111

1

Security	Principal Amount (000’s omitted)	Value
Insured-Lease Revenue/Certificates of Participation — 3.6%
Scago Educational Facilities Corp., Pickens School District, (AGM), 4.50%, 12/1/28	$3,210	$3,412,808
St. Peters Parish-Jasper County Public Facilities Corp., (County Office Buildings), (AGM), 5.00%, 4/1/31	1,000	1,074,400

		$4,487,208

Insured-Special Tax Revenue — 0.7%
Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	$1,325	$99,123
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/41	4,075	726,247

		$825,370

Insured-Transportation — 3.0%
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)(2)	$2,700	$2,609,064
Richland-Lexington Airport District, (Columbia Metropolitan Airport), (AGC), (AMT), 5.00%, 1/1/21	1,095	1,162,584

		$3,771,648

Insured-Utilities — 3.0%
Greer, Combined Utility System, (AMBAC), 5.50%, 9/1/27	$1,000	$1,246,170
Greer, Combined Utility System, (AMBAC), 5.50%, 9/1/32	2,000	2,525,180

		$3,771,350

Insured-Water and Sewer — 3.9%
Greenwood, Metropolitan District Sewer System, (AGM), 15.361%, 10/1/30(3)(4)(5)	$1,875	$2,706,750
Lexington, Waterworks and Sewer Revenue, (AGC), 5.00%, 1/15/35	2,025	2,268,182

		$4,974,932

Lease Revenue/Certificates of Participation — 13.2%
Berkeley County, School District, 5.125%, 12/1/30	$2,350	$2,535,321
Charleston Educational Excellence Financing Corp., (Charleston County School District), 5.00%, 12/1/30	2,000	2,309,820
Charleston Educational Excellence Financing Corp., (Charleston County School District), 5.00%, 12/1/30(1)(2)	3,875	4,475,276
Dorchester County, School District No. 2, (Growth Installment Purchase), 5.00%, 12/1/27	1,000	1,154,460
Laurens County, School District, 5.25%, 12/1/30	4,645	4,801,258
Newberry County, School District, 5.25%, 12/1/25	1,320	1,398,685

		$16,674,820

Other Revenue — 1.1%
Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$21,465	$1,406,172

		$1,406,172

Special Tax Revenue — 3.0%
Myrtle Beach, (Hospitality Fee), 5.00%, 6/1/26	$1,000	$1,162,120
Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/56	12,070	719,493
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57	1,160	1,012,378
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	810	901,222

		$3,795,213

Student Loan — 1.6%
South Carolina Education Assistance Authority, 5.10%, 10/1/29	$1,920	$2,062,944

		$2,062,944

Transportation — 3.2%
South Carolina Ports Authority, 5.25%, 7/1/40	$3,725	$4,044,344

		$4,044,344

2

Security	Principal Amount (000’s omitted)	Value
Water and Sewer — 7.0%
Charleston Waterworks and Sewer Revenue, 5.00%, 1/1/30	$1,000	$1,138,870
Charleston Waterworks and Sewer Revenue, 5.00%, 1/1/35	3,000	3,349,440
Columbia Waterworks and Sewer Revenue, 5.00%, 2/1/40	3,500	3,959,935
North Charleston Sewer District, 2.00%, 1/1/29	500	437,740

		$8,885,985

Total Tax-Exempt Investments — 95.1% (identified cost $112,795,606)		$119,873,846

Other Assets, Less Liabilities — 4.9%		$6,216,552

Net Assets — 100.0%		$126,090,398

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG	-	CIFG Assurance North America, Inc.

NPFG	-	National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by South Carolina municipalities. In addition, 10.8% of the Fund’s net assets at May 31, 2014 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2014, 20.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.2% to 6.0% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $2,634,340.

(3)	Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security held by the trust that issued the residual interest bond. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $5,625,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security held by the trust that issued the residual interest bond.

(4)	Security has been issued as a leveraged residual interest bond with a variable interest rate. The stated interest rate represents the rate in effect at May 31, 2014.

(5)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At May 31, 2014, the aggregate value of these securities is $2,706,750 or 2.1% of the Fund’s net assets.

The Fund did not have any open financial instruments at May 31, 2014.

The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$107,937,342

Gross unrealized appreciation	$8,903,004
Gross unrealized depreciation	(1,416,500)

Net unrealized appreciation	$7,486,504

3

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2014, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$119,873,846	$—	$119,873,846
Total Investments	$—	$119,873,846	$—	$119,873,846

The Fund held no investments or other financial instruments as of August 31, 2013 whose fair value was determined using Level 3 inputs. At May 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance

Tennessee Municipal Income Fund

May 31, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 98.3%

Security	Principal Amount (000’s omitted)	Value
Education — 11.5%
Metropolitan Government of Nashville and Davidson County, (Belmont University), 5.00%, 11/1/28	$350	$383,197
Metropolitan Government of Nashville and Davidson County, (Vanderbilt University), Series 2009A, 5.00%, 10/1/39	1,000	1,118,610
Metropolitan Government of Nashville and Davidson County, (Vanderbilt University), Series 2009B, 5.00%, 10/1/39	1,000	1,118,610
Tennessee School Bond Authority, 5.00%, 5/1/39	1,500	1,646,805

		$4,267,222

Electric Utilities — 7.4%
Chattanooga, Electric Revenue, 5.00%, 9/1/33	$1,500	$1,663,425
Clarksville, Electric Revenue, 5.00%, 9/1/34	500	548,090
Metropolitan Government of Nashville and Davidson County, Electric System Revenue, 5.00%, 5/15/36	500	554,585

		$2,766,100

General Obligations — 9.0%
Johnson City, 5.00%, 6/1/31	$350	$391,951
Metropolitan Government of Nashville and Davidson County, 5.00%, 1/1/33	750	854,558
Shelby County, 5.00%, 3/1/26	1,000	1,175,970
Williamson County, 3.25%, 4/1/17	850	913,129

		$3,335,608

Hospital — 13.7%
Chattanooga, Health, Educational and Housing Facilities Board, (Catholic Health Initiatives), 6.25%, 10/1/33	$500	$577,075
Johnson City, Health and Educational Facilities Board, 5.50%, 7/1/36	1,000	1,041,500
Knox County, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/39	5,000	1,219,450
Knox County, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/42	615	125,152
Shelby County, Health, Educational and Housing Facility Board, (Methodist Le Bonheur Healthcare), 5.00%, 5/1/42	1,000	1,069,370
Sullivan County, Health, Educational and Housing Facilities Board, (Wellmont Health System), 5.25%, 9/1/36	1,000	1,040,840

		$5,073,387

Housing — 4.5%
Tennessee Housing Development Agency, (AMT), 4.85%, 1/1/32	$350	$354,487
Tennessee Housing Development Agency, (AMT), 5.00%, 7/1/32	940	971,603
Tennessee Housing Development Agency, (AMT), 5.10%, 7/1/38	340	346,161

		$1,672,251

Industrial Development Revenue — 1.9%
Hardeman County Correctional Facilities Corp., 7.75%, 8/1/17	$215	$214,015
Metropolitan Nashville Airport Authority, (Aero Nashville Project), 5.20%, 7/1/26	460	478,124

		$692,139

1

Security	Principal Amount (000’s omitted)	Value
Insured-Education — 3.8%
Metropolitan Government of Nashville and Davidson County, (Meharry Medical College), (AMBAC), 6.00%, 12/1/19	$1,230	$1,398,522

		$1,398,522

Insured-Electric Utilities — 8.9%
Lawrenceburg, Electric Revenue, (NPFG), 6.625%, 7/1/18	$760	$829,844
Lawrenceburg, Public Building Authority, (Electric System-Public Works), (AMBAC), 5.00%, 7/1/26	600	685,452
Metropolitan Government of Nashville and Davidson County, Electric System Revenue, (NPFG), 0.00%, 5/15/17	1,000	977,620
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	375	372,281
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	280	274,876
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	165	161,898

		$3,301,971

Insured-Escrowed/Prerefunded — 3.2%
Johnson City, Health and Educational Facilities Board, (Johnson City Medical Center), (NPFG), Prerefunded to 7/1/23, 5.125%, 7/1/25	$200	$200,784
Knox County, First Utility District, (NPFG), Prerefunded to 12/1/16, 5.00%, 12/1/25	875	976,684

		$1,177,468

Insured-General Obligations — 8.6%
Blount County, Public Building Authority, (AGC), 5.00%, 6/1/32	$500	$552,135
Franklin, Special School District, (AGM), 0.00%, 6/1/19	925	859,862
Franklin, Special School District, (AGM), 0.00%, 6/1/20	2,000	1,797,200

		$3,209,197

Insured-Special Tax Revenue — 1.9%
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/44	$4,450	$453,010
Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/33	1,750	272,755

		$725,765

Insured-Transportation — 1.6%
Puerto Rico Highway and Transportation Authority, (NPFG), 5.25%, 7/1/32	$590	$579,834

		$579,834

Insured-Water and Sewer — 10.3%
Clarksville, Water, Sewer and Gas, (AGM), 5.25%, 2/1/18	$1,000	$1,155,580
Harpeth Valley Utilities District, Davidson and Williamson Counties, (NPFG), 5.00%, 9/1/35	1,000	1,098,240
Memphis, Sanitary Sewer System, (AGM), 4.75%, 7/1/24	1,000	1,047,600
South Blount County, Utility District, Water Revenue, (AGM), 5.00%, 12/1/33	500	543,085

		$3,844,505

Special Tax Revenue — 2.2%
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	$135	$148,077
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	145	158,808
Puerto Rico Sales Tax Financing Corp., 5.00%, 8/1/40	115	99,904
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/40	55	49,251
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	325	361,602

		$817,642

Transportation — 5.3%
Memphis-Shelby County, Airport Authority, (AMT), 5.00%, 7/1/25	$500	$552,975
Memphis-Shelby County, Airport Authority, (AMT), 5.75%, 7/1/24	1,250	1,433,538

		$1,986,513

2

Security	Principal Amount (000’s omitted)	Value
Water and Sewer — 4.5%
Metropolitan Government of Nashville and Davidson County, Water & Sewer Revenue, 5.00%, 7/1/40	$750	$843,413
Rutherford County, Consolidated Utility District, Waterworks Revenue, 4.00%, 2/1/27	750	826,155

		$1,669,568

Total Tax-Exempt Investments — 98.3% (identified cost $34,980,108)		$36,517,692

Other Assets, Less Liabilities — 1.7%		$625,872

Net Assets — 100.0%		$37,143,564

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by Tennessee municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2014, 39.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.7% to 15.0% of total investments.

The Fund did not have any open financial instruments at May 31, 2014.

The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$34,918,247

Gross unrealized appreciation	$2,808,559
Gross unrealized depreciation	(1,209,114)

Net unrealized appreciation	$1,599,445

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3

At May 31, 2014, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$36,517,692	$—	$36,517,692
Total Investments	$—	$36,517,692	$—	$36,517,692

The Fund held no investments or other financial instruments as of August 31, 2013 whose fair value was determined using Level 3 inputs. At May 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Subsequent Event

At the close of business on June 27, 2014, the Eaton Vance National Municipal Income Fund (National Fund) acquired substantially all the assets and assumed substantially all the liabilities of the Fund in exchange for shares of National Fund pursuant to a plan of reorganization approved by the shareholders of the Fund.

4

Eaton Vance

Virginia Municipal Income Fund

May 31, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 99.4%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 4.6%
Virginia Resources Authority, Infrastructure Revenue, (Pooled Funding Program), 5.25%, 11/1/33	$2,615	$2,956,519
Virginia Resources Authority, Clean Water Revenue, 5.00%, 10/1/31	1,000	1,145,230

		$4,101,749

Education — 11.4%
Alexandria Industrial Development Authority, (Episcopal High School), 5.00%, 1/1/40	$1,700	$1,841,321
University of Virginia, 5.00%, 6/1/40	3,100	3,448,378
Virginia College Building Authority, 5.00%, 9/1/33	4,000	4,481,840
Virginia College Building Authority, 5.00%, 9/1/38	275	305,863

		$10,077,402

Electric Utilities — 2.5%
Chesterfield County Economic Development Authority, (Virginia Electric Power Co.), (AMT), 5.60%, 11/1/31	$1,500	$1,603,890
Puerto Rico Electric Power Authority, 5.25%, 7/1/27	1,015	646,017

		$2,249,907

Escrowed/Prerefunded — 1.0%
Fauquier County Industrial Development Authority, (Fauquier Hospital), Prerefunded to 10/1/17, 5.25%, 10/1/37	$700	$805,833
Virginia Resources Authority, Infrastructure Revenue, (Pooled Funding Program), Prerefunded to 11/1/18, 5.25%, 11/1/33	95	112,492

		$918,325

General Obligations — 10.2%
Loudoun County, 5.00%, 7/1/27	$2,820	$3,265,334
Norfolk, 5.00%, 8/1/28	750	887,865
Portsmouth, 4.75%, 7/15/25	500	567,995
Portsmouth, 5.25%, 7/15/25	675	787,847
Virginia, 4.00%, 6/1/26	1,000	1,125,200
Virginia, 5.00%, 6/1/31	2,000	2,326,640

		$8,960,881

Hospital — 20.1%
Fairfax County Industrial Development Authority, (Inova Health System Hospitals), 5.00%, 8/15/23(1)(2)	$5,000	$6,018,450
Fairfax County Industrial Development Authority, (Inova Health System Hospitals), 5.50%, 5/15/35	3,000	3,357,030
Fredericksburg Economic Development Authority, (Mary Washington Healthcare), 1.96%, 8/1/38(3)	500	500,940
Fredericksburg Economic Development Authority, (Mary Washington Healthcare), 5.00%, 6/15/24	1,000	1,138,120
Henrico County Economic Development Authority, (Bon Secours Health System, Inc.), 5.00%, 11/1/30	645	710,558
Smyth County Industrial Development Authority, (Mountain States Health Alliance), 5.50%, 7/1/28	1,100	1,207,613
Virginia Small Business Financing Authority, (Wellmont Health), 5.25%, 9/1/27	1,500	1,571,955
Virginia Small Business Financing Authority, (Wellmont Health), 5.25%, 9/1/37	1,605	1,645,815
Winchester Industrial Development Authority, (Valley Health System), 5.25%, 1/1/37	1,500	1,569,420

		$17,719,901

1

Security	Principal Amount (000’s omitted)	Value
Insured-Education — 5.9%
Virginia College Building Authority, (Washington and Lee University), (NPFG), 5.25%, 1/1/31	$4,155	$5,167,698

		$5,167,698

Insured-Electric Utilities — 2.2%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$1,000	$992,750
Puerto Rico Electric Power Authority, (XLCA), 5.375%, 7/1/18	1,000	907,360

		$1,900,110

Insured-Hospital — 5.7%
Henrico County Industrial Development Authority, (Bon Secours Health System, Inc.), (NPFG), 6.25%, 8/15/20	$1,500	$1,719,375
Virginia Beach, (Virginia Beach Memorial Hospital), (AMBAC), 5.125%, 2/15/18	2,995	3,283,808

		$5,003,183

Insured-Special Tax Revenue — 0.4%
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	$1,020	$355,235

		$355,235

Insured-Transportation — 17.9%
Chesapeake Bay Bridge and Tunnel Commission, (General Resolution), (NPFG), 5.50%, 7/1/25	$5,000	$5,837,150
Norfolk Airport Authority, (AGM), 5.00%, 7/1/26	1,000	1,107,620
Puerto Rico Highway and Transportation Authority, (AMBAC), 5.50%, 7/1/29	1,600	1,555,216
Richmond Metropolitan Authority, (NPFG), 5.25%, 7/15/22	3,800	4,337,852
Virginia Commonwealth Transportation Board, (NPFG), 0.00%, 4/1/26	200	145,860
Virginia Port Authority, (AGM), (FGIC), (AMT), 5.00%, 7/1/36	2,825	2,827,740

		$15,811,438

Lease Revenue/Certificates of Participation — 1.9%
Washington County Industrial Development Authority, (Davenport & Co., LLC), 5.25%, 8/1/30	$1,500	$1,655,385

		$1,655,385

Other Revenue — 1.7%
Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	$14,980	$393,675
Fairfax County Economic Development Authority, (Silver Line Phase I), 5.00%, 4/1/37	1,000	1,082,080

		$1,475,755

Senior Living/Life Care — 3.4%
Albemarle County Economic Development Authority, (Westminster-Canterbury Blue Ridge), 5.00%, 1/1/42	$100	$99,551
Fairfax County Economic Development Authority, (Goodwin House, Inc.), 5.125%, 10/1/42	1,085	1,117,235
Harrisonburg Industrial Development Authority, (Sunnyside Presbyterian Home), 6.25%, 12/1/33	750	797,475
Virginia Beach Development Authority, (Westminster-Canterbury of Hampton Roads, Inc.), 5.375%, 11/1/32	1,000	1,010,220

		$3,024,481

Special Tax Revenue — 0.6%
Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/38	$3,750	$552,825

		$552,825

Transportation — 3.9%
Metropolitan Washington, DC, Airport Authority System, (AMT), 5.375%, 10/1/29	$1,000	$1,105,480
Route 460 Funding Corp. of Virginia, 0.00%, 7/1/32	1,000	384,490

2

Security	Principal Amount (000’s omitted)	Value
Route 460 Funding Corp. of Virginia, 0.00%, 7/1/33	$1,000	$361,680
Washington Metropolitan Area Transit Authority, 5.00%, 7/1/32	1,500	1,629,795

		$3,481,445

Water and Sewer — 6.0%
Hopewell Sewer System Revenue, 5.00%, 7/15/33	$1,000	$1,109,460
Fairfax County Water Authority, 5.25%, 4/1/27	2,795	3,655,105
Upper Occoquan Sewer Authority, 4.50%, 7/1/38	475	496,057

		$5,260,622

Total Tax-Exempt Investments — 99.4% (identified cost $79,565,824)		$87,716,342

Other Assets, Less Liabilities — 0.6%		$529,170

Net Assets — 100.0%		$88,245,512

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Virginia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2014, 32.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.0% to 20.7% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $2,688,450.

(3)	Variable rate security. The stated interest rate represents the rate in effect at May 31, 2014.

A summary of open financial instruments at May 31, 2014 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
9/14	135 U.S. Long Treasury Bond	Short	$(18,382,956)	$(18,558,281)	$(175,325)

At May 31, 2014, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At May 31, 2014, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $175,325.

3

The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$75,859,275

Gross unrealized appreciation	$9,974,410
Gross unrealized depreciation	(1,447,343)

Net unrealized appreciation	$8,527,067

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2014, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$87,716,342	$—	$87,716,342
Total Investments	$—	$87,716,342	$—	$87,716,342

Liability Description
Futures Contracts	$(175,325)	$—	$—	$(175,325)
Total	$(175,325)	$—	$—	$(175,325)

The Fund held no investments or other financial instruments as of August 31, 2013 whose fair value was determined using Level 3 inputs. At May 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	July 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	July 28, 2014

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	July 28, 2014